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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        April 1, 2005


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Series Trust V (the "Trust") (File Nos. 2-38613 and 811-2031) on Behalf of MFS(R) International New Discovery Fund, MFS(R) Research Fund and MFS(R) Total Return Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Supplements to the Prospectuses and Supplements to the Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 58 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 31, 2005.

     Please call the undersigned at (617) 954-4340 or Claudia Murphy at (617) 954-5406 with any questions you may have.

                                        Very truly yours,


                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Counsel

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